Intangible Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	¥ 1,300	$ 187	¥ 57	¥ 0
Amortization expenses, 2020	5,453
Amortization expenses, 2021	4,315
Amortization expenses, 2022	2,871
Amortization expenses, 2023	1,836
Amortization expenses, 2024	411
Amortization expenses, thereafter	¥ 171